Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Profit (loss) before the provision for income taxes consisted of the following for the years ended December 31, 2022, 2021, and 2020:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Israel	$(55,054)	$(154,339)	$(13,479)
International	(42,893)	(22,988)	3,207
Total	$(97,947)	$(177,327)	$(10,272)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes was as follows:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Current:
Israel	$4	$4	$4
International	8,715	121	32
Total current income tax expense	8,719	125	36
Deferred:
Israel	—	—	—
International	(2,677)	1,433	1,039
Total deferred income tax expense	(2,677)	1,433	1,039
Total provision for income taxes	$6,042	$1,558	$1,075

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of our statutory income tax expense to our effective income tax provision is as follows:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Israel tax benefit at statutory rate	$(22,528)	$(40,784)	$(2,362)
Preferred enterprise	10,573	3,052	169
Foreign rate differential	(1,050)	912	332
Share-based compensation	9,717	1,753	1,328
Warrant revaluation	—	23,325	1,336
Tranche right revaluation	—	4,890	—
Prior year tax income/(expense)	(6,675)	84	—
Permanent differences	(3,351)	98	83
ASC 606	—	—	—
Uncertain tax position	7,233	3,784	5
Change in valuation allowance	12,123	4,444	184
Total	$6,042	$1,558	$1,075

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of our deferred tax assets and liabilities:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Deferred tax assets:
Research and development expenses	$7,374	$1,436	$1,742
Stat to GAAP adjustments	—	—	1,493
Net operating loss	9,059	5,212	941
Deferred Compensation	5,214	1,009	—
Operating lease liabilities	6,456	—	—
Vacation and convalescence	730	799	364
Bad debts	78	93	100
Other	2,166	466	374
Gross deferred tax assets	31,077	9,015	5,014
Valuation allowance	(20,822)	(8,699)	(4,255)
Total deferred tax assets	10,255	316	759
Deferred tax liabilities:
Operating lease right-of-use assets	(6,387)	—	—
Deferred contract acquisition costs	(3,009)	(2,324)	(1,543)
Property and equipment	(279)	(283)	(439)
Capitalized Software	(591)	(397)	—
Other	—	—	(34)
Gross deferred tax liabilities	(10,266)	(3,004)	(2,016)
Net deferred tax liabilities	$(11)	$(2,688)	$(1,257)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balance of total unrecognized tax position is as follows:

Unrecognized Tax Benefits
(in thousands)
Balance – January 1, 2020	$234
Additions based on tax positions related to current year	—
Reductions for tax positions of prior years	—
Balance – December 31, 2020	234
Additions based on tax positions related to current year	3,885
Reductions for tax positions of prior years	—
Balance – December 31, 2021	4,119
Additions based on tax positions related to current year	7,187
Reductions for tax positions of prior years	(54)
Balance – December 31, 2022	$11,252